SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 USD ($)
Product Information [Line Items]
Allowance for accounts receivable	$ 1,455,871		$ 1,428,805		$ 407,480
Advance to suppliers
Finite-lived intangible asset amortization useful life	10 years			10 years
Deferred tax assets valuation allowance	$ 0
Uncertain tax positions	0		0
Cash insured amount	69,797			¥ 500,000
Cash	$ 33,341,081		$ 43,396,977
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	50.60%	20.30%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	27.70%	16.80%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage	15.90%	14.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	50.70%		64.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	23.50%		17.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage	10.30%		12.00%
PRC Bank [Member]
Product Information [Line Items]
Cash	$ 33,341,081		$ 43,396,977
Chunshang Xiamen [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.
Chunran Guangzhou [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.